Share-Based Compensation - Schedule of Stock Option and Cash-Based Stock Appreciation Rights (Details)	12 Months Ended
Jun. 30, 2025 $ / shares shares
Number of Shares
Outstanding, beginning balance (in shares) | shares	1,490,645
Exercised (in shares) | shares	(575,097)
Forfeitures and Expired (in shares) | shares	(18,452)
Outstanding, ending balance (in shares) | shares	897,096
Exercisable (in shares) | shares	897,096
Weighted Average Exercise Price
Outstanding, beginning balance (in usd per share) | $ / shares	$ 32.62
Exercised (in usd per share) | $ / shares	28.16
Forfeited and Expired (in usd per share) | $ / shares	34.89
Outstanding, ending balance (in usd per share) | $ / shares	35.43
Exercisable (in usd per share) | $ / shares	$ 35.43
Cash-Based Stock Appreciation Rights
Number of Rights
Outstanding, beginning balance (in shares) | shares	46,871
Exercised (in shares) | shares	(21,198)
Forfeited and Expired (in shares) | shares	(540)
Outstanding, ending balance (in shares) | shares	25,133
Exercisable (in shares) | shares	25,133
Weighted Average Exercise Price
Outstanding, beginning balance (in usd per share) | $ / shares	$ 35.48
Exercised (in usd per share) | $ / shares	34.26
Forfeited and Expired (in usd per share) | $ / shares	16.29
Outstanding, ending balance (in usd per share) | $ / shares	36.93
Exercisable (in usd per share) | $ / shares	$ 36.93